Document and Entity Information	Jan. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2026
Entity File Number	001-40605
Entity Registrant Name	Soho House & Co Inc.
Entity Central Index Key	0001846510
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3664553
Entity Address, Address Line One	180 Strand
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	WC2R 1EA
City Area Code	44
Local Phone Number	(0) 20 7851 2300
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	SHCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false